Summary of Significant Accounting Policies - Schedule of useful lives of property plant and equipment (Detail)	12 Months Ended
Dec. 31, 2020
Servers and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture, fixtures, office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture, fixtures, office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	The shorter of the useful life or term of the lease